Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Infromation [Line Items]
Entity Registrant Name	BROOKFIELD RENEWABLE PARTNERS L.P.
Entity Central Index Key	0001533232
Trading Symbol	BEP
Document type	6-K
Document period end date	Jun. 30, 2018
Amendment flag	false
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2